UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1735

FPA New Income, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA New Income, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2009

ITEM 1. Schedule of Investments.

FPA New Income, Inc.

Portfolio of Investments

December 31, 2009 (unaudited)

BONDS & DEBENTURES	Shares or Principal Amount	Value

U.S. AGENCIES SECURITIES — 39.3%
Federal Agricultural Mortgage Corporation
— 3.875% 2011	$58,340,000	$60,857,371
— 4.875% 2011†	44,665,000	46,628,473
— 5.5% 2011†	19,600,000	20,796,188
Federal Farm Credit Bank
— 0.72188% 2011 (Floating)	60,000,000	60,256,800
— 5.55% 2012	17,440,000	17,819,494
Federal Home Loan Bank
— 0.5% 2011	19,260,000	19,220,324
— 0.5% 2011	40,685,000	40,597,527
— 0.75% 2011	36,740,000	36,554,096
— 1% 2012	37,900,000	37,597,179
— 1% 2012	44,320,000	44,112,139
— 1% 2013	44,580,000	44,109,235
— 1.05% 2012	40,075,000	39,918,707
— 1.25% 2012	44,015,000	43,801,527
— 2% 2013	46,900,000	46,862,949
— 2% 2014	49,145,000	48,898,292
— 2.25% 2014	46,865,000	46,538,820
— 2.35% 2015	42,675,000	42,690,363
Federal Home Loan Mortgage Corporation
— 0.5% 2012	48,209,000	47,876,840
— 2% 2014	30,560,000	30,383,669
— 2.25% 2014	32,940,000	32,997,645
— 2.375% 2015	42,255,000	42,196,266
— 2.5% 2014	26,585,000	26,663,957
— 2.625% 2012	25,000,000	25,045,750
Federal National Mortgage Association
— 1% 2012	48,179,000	47,843,674
— 1% 2013	21,250,000	21,249,788
— 1.25% 2011	40,225,000	40,264,823
— 1.32% 2012	34,520,000	34,392,276
— 1.75% 2014	34,490,000	34,283,060
— 2% 2014	41,260,000	41,013,265
— 2% 2014	44,019,000	43,699,422
— 2% 2014	48,840,000	48,884,444
— 2% 2014	37,975,000	37,873,607

— 2.125% 2014	38,605,000	38,694,564
— 2.15% 2014	46,750,000	46,438,645
— 2.2% 2014	46,750,000	46,848,175
— 2.25% 2014	42,665,000	42,778,916
— 2.3% 2016	48,200,000	48,200,000
— 2.55% 2015	46,750,000	45,448,013
TOTAL U.S. AGENCIES SECURITIES		$1,520,336,283
MORTGAGE-BACKED SECURITIES — 22.0%
Chase MTG 2003-S14 CL 2A4 — 7.5% 2034	$7,882,874	$7,926,151
Federal Home Loan Bank
00-0606 CL Y — 5.27% 2012	24,026,917	25,211,204
VN-2015 CL A — 5.46% 2015	43,005,587	45,413,470
Federal Home Loan Mortgage Corporation
2630 CL KS — 4% 2017	27,350,000	28,121,270
2786 CL JC — 4% 2018	5,757,368	5,929,398
2869 CL JA — 4% 2034	25,410,980	25,890,739
2877 CL WA — 4.25% 2034	26,422,885	27,273,702
2706 CL UG — 4.5% 2016	11,688,159	12,114,076
2677 CL LD — 4.5% 2017	21,107,609	21,889,224
3439 CL AC — 4.5% 2022	36,381,122	37,865,472
2509 CL CB — 5% 2017	15,935,715	16,646,607
3080 CL MA — 5% 2018	13,306,463	13,657,754
3285 CL LC — 5% 2025	38,042,978	39,825,672
2780 CL MA — 5% 2030	10,605,408	10,858,029
3003 CL KH — 5% 2034	3,021,592	3,041,655
2494 CL CF — 5.5% 2017	15,961,753	16,768,141
2503 CL B — 5.5% 2017	15,773,078	16,572,142
R005 CL AB — 5.5% 2018	42,505,421	44,010,113
2792 CL PB — 5.5% 2027	9,908,891	9,964,975
2542 CL PG — 5.5% 2031	19,964,086	20,443,024
2903 CL UZ — 5.5% 2031	26,011,267	26,819,957
2922 CL Z — 5.5% 2032	32,533,168	33,757,716
3133 CL BD — 5.75% 2033	11,763,011	12,189,420
3614 CL DY — 6% 2032	36,958,409	39,764,938
Federal National Mortgage Association
2004-90 CL GA — 4.35% 2034	17,630,453	18,156,369
2003-35 CL MG — 4.5% 2015	4,648,416	4,666,127
2002-83 CL HC — 5% 2017	10,342,633	10,544,521
2008-77 CL DA — 5% 2023	18,396,936	19,236,204
2005-4 CL E — 5% 2032	21,991,054	22,916,658
2004-60 CL LB — 5% 2034	28,293,216	29,657,798
2003-W17 CL 1A5 — 5.35% 2033	22,999,588	23,889,442
2006-53 CL PA — 5.5% 2026	9,258,909	9,463,716
2006-21 CL CA — 5.5% 2029	12,488,828	13,004,991

2002-70 CL QG — 5.5% 2031	14,230,240	14,593,111
2004-52 CL KA — 5.5% 2032	14,711,792	15,085,030
2003-28 CL PG — 5.5% 2032	20,000,000	20,952,600
2005-6 CL KA — 5.5% 2032	15,359,969	15,743,507
2002-87 CL N — 5.5% 2032	10,742,424	11,124,640
2003-12 CL AC — 6% 2016	11,263	11,259
2005-118 CL ME — 6% 2032	27,130,000	28,498,166
2007-16 CL AB — 6% 2035	19,716,935	20,996,367
2004-W6 — 8% 2034	4,358,965	4,413,844
SASC 2002-RM1 CL A — 0.88125% 2037†	31,091,837	25,767,360
TOTAL MORTGAGE-BACKED SECURITIES		$850,676,559

MORTGAGE PASS-THROUGH SECURITIES — 8.1%
Federal Home Loan Mortgage Corporation
G11470 — 4.5% 2013	$1,191,715	$1,239,860
B18693 — 4.5% 2015	3,271,994	3,423,160
J02913 — 6% 2016	1,739,370	1,850,411
G12261 — 6% 2016	2,394,938	2,540,095
J03433 — 6% 2016	5,093,831	5,426,560
E02206 — 6% 2016	1,276,725	1,362,878
J03602 — 6% 2016	622,844	663,329
J03666 — 6% 2016	554,014	589,776
J03856 — 6% 2016	1,085,678	1,156,573
J04028 — 6% 2016	1,089,611	1,157,265
J04095 — 6% 2017	2,763,159	2,934,447
J04191 — 6% 2017	689,944	734,997
G12661 — 6% 2017	6,477,082	6,877,301
G12648 — 6% 2017	980,959	1,041,710
J04756 — 6% 2017	924,649	987,414
J04809 — 6% 2017	854,750	912,146
J04845 — 6% 2017	1,155,562	1,232,754
J05642 — 6% 2017	4,811,777	5,115,593
E02330 — 6% 2017	1,193,390	1,273,180
G12139 — 6.5% 2019	8,705,265	9,188,059
A26942 — 6.5% 2034	2,008,388	2,153,434
G08107 — 6.5% 2036	7,443,961	7,944,716
P50543 — 6.5% 2037	663,012	707,056
Federal National Mortgage Association
254681 — 4.5% 2013	821,760	851,401
254758 — 4.5% 2013	13,869,085	14,396,249
255175 — 4.5% 2014	1,624,478	1,692,771
890123 — 4.5% 2016	14,986,165	15,602,246
735453 — 5% 2019	20,632,690	21,648,437

890122 — 5% 2021	16,696,168	17,515,616
890083 — 5% 2021	21,211,970	22,269,387
725492 — 5.5% 2014	1,509,727	1,581,167
255356 — 5.5% 2014	4,761,989	5,000,946
257100 — 5.5% 2018	4,603,195	4,888,869
995327 — 5.5% 2019	7,816,868	8,304,484
865963 — 5.906% 2036	10,933,317	11,571,932
253997 — 6% 2011	325,586	333,693
725258 — 6% 2012	2,099,455	2,173,818
256266 — 6% 2016	2,866,813	3,044,498
256385 — 6% 2016	566,437	602,343
256502 — 6% 2016	1,241,157	1,321,087
256547 — 6% 2016	9,158,958	9,751,085
256560 — 6% 2017	9,165,734	9,758,299
928002 — 6% 2017	987,466	1,051,859
256632 — 6% 2017	3,038,514	3,236,959
928100 — 6% 2017	1,013,314	1,079,078
256683 — 6% 2017	5,580,668	5,946,313
928128 — 6% 2017	839,450	893,678
928249 — 6% 2017	1,317,531	1,404,541
256743 — 6% 2017	2,335,495	2,490,502
256794 — 6% 2017	5,067,727	5,405,187
256838 — 6% 2017	175,025	186,724
256869 — 6% 2017	10,199,190	10,880,292
820812 — 6.5% 2035	756,651	811,955
840325 — 6.5% 2035	2,231,703	2,390,221
844274 — 6.5% 2035	3,970,616	4,252,649
844613 — 6.5% 2035	2,476,253	2,652,141
846597 — 6.5% 2035	2,070,846	2,217,773
848420 — 6.5% 2035	6,326,984	6,775,884
845365 — 6.5% 2036	8,031,483	8,601,317
848270 — 6.5% 2036	1,195,800	1,280,642
850655 — 6.5% 2036	5,096,462	5,458,056
851095 — 6.5% 2036	4,186,179	4,483,188
865176 — 6.5% 2036	6,863,014	7,349,945
893835 — 6.5% 2036	842,428	896,857
894362 — 6.5% 2036	1,321,728	1,406,993
894363 — 6.5% 2036	1,013,676	1,079,068
906417 — 6.5% 2036	2,226,828	2,370,369
909540 — 6.5% 2037	1,018,294	1,083,821
923306 — 6.5% 2037	1,227,348	1,306,205
323282 — 7.5% 2028	795,422	881,145

Government National Mortgage Association
782281 — 6% 2023	10,802,159	11,765,388
TOTAL MORTGAGE PASS-THROUGH SECURITIES		$312,459,792
U.S. TREASURY SECURITIES — SHORT-TERM — 7.9%
U.S. Treasury Bills
— 0.25042% 8/26/10	$150,000,000	$149,716,275
— 0.2725% 11/18/10	90,000,000	89,682,003
— 0.3057% 6/17/10	4,000,000	3,996,575
— 0.375% 9/23/10	62,500,000	62,348,531
TOTAL U.S. TREASURY SECURITIES — SHORT-TERM		$305,743,384
STRIPPED MORTGAGE-BACKED SECURITIES — 5.1%
INTEREST ONLY SECURITIES
Federal Home Loan Mortgage Corporation
2558 CL JW — 5.5% 2022	$7,711,807	$636,301
217 — 6.5% 2032	1,554,445	377,683
Federal National Mortgage Association
2003-64 CL XI — 5% 2033	9,302,635	1,193,993
Government National Mortgage Association
2005-9 — 0.70851% 2045	28,416,797	889,162
2004-108 — 0.7318% 2044	39,203,063	1,213,727
2002-56 — 0.73592% 2042	1,221,405	18,688
2006-5 — 0.74845% 2046	99,377,119	3,735,586
2006-30 — 0.77089% 2046	25,783,382	1,056,087
2006-15 — 0.80735% 2046	30,409,393	1,111,767
2007-15 — 0.81633% 2047	184,549,606	9,066,922
2004-43 — 0.82284% 2044	146,936,158	3,793,892
2004-10 — 0.82418% 2044	149,643,131	3,720,128
2005-90 — 0.84266% 2045	122,014,438	4,368,117
2006-55 — 0.89546% 2046	110,182,745	4,723,534
2005-50 — 0.9011% 2045	2,367,969	92,374
2007-34 — 0.93432% 2047	59,550,310	2,954,886
2007-4 — 0.94077% 2047	57,408,416	2,829,087
2008-48 — 0.9699% 2048	159,462,745	6,960,549
2008-78 — 0.99262% 2048	145,199,441	7,079,925
2006-67 — 1.00126% 2046	76,072,344	3,542,689
2008-92 — 1.04206% 2048	150,673,219	8,171,009
2007-77 — 1.0532% 2047	212,844,728	10,821,026
2009-119 — 1.06019% 2049	289,325,114	16,342,348
2007-55 — 1.06753% 2047	153,790,515	8,101,684
2009-105 — 1.0966% 2049	134,502,403	7,867,046
2008-45 — 1.13653% 2048	163,928,378	7,925,937
2009-60 — 1.14391% 2049	148,588,544	8,583,960
2009-86 — 1.15444% 2049	148,380,898	8,522,999
2008-8 — 1.17759% 2047	204,216,207	10,398,689

2008-24 — 1.22524% 2047	76,766,619	4,368,021
2009-4 — 1.35017% 2049	158,472,031	10,660,414
2009-49 — 1.40767% 2049	146,432,088	9,888,559
2009-71 — 1.73463% 2049	160,480,157	12,482,147
2009-30 — 1.98065% 2049	126,241,035	11,256,913
PRINCIPAL ONLY SECURITY
Federal Home Loan Mortgage Corporation 217 — 6.5% 2032	1,554,445	1,288,495
TOTAL STRIPPED MORTGAGE-BACKED SECURITIES		$196,044,344
U.S. TREASURY SECURITY — 4.6%
U.S. Treasury Inflation-Indexed Note — 0.875% 2010	$178,052,563	$178,469,873
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.4%
Government National Mortgage Association
2009-119 CL A — 3.12% 2049	$24,365,000	$24,565,821
2008-48 CL A — 3.725% 2029	18,268,442	18,466,107
2004-6 CL C — 4.712% 2025	19,030,000	19,520,403
2005-34 CL B — 4.739% 2029	19,000,000	19,672,410
2009-4 CL AB — 4.8% 2037	6,449,480	6,773,695
2004-51 CL B — 4.982% 2024	10,030,000	10,423,577
2002-9 CL C — 6.269% 2027	3,739,008	3,969,293
Washington Mutual CMS 2007-SL2 CL A — 5.3146% 2049†	45,484,166	26,279,842
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES		$129,671,148
CORPORATE BONDS & DEBENTURES — 3.3%
American Honda Finance Corporation — 2.60063% 2011	$33,000,000	$33,014,190
Barclays Bank PLC — 1.9% 2014	37,858,000	37,898,508
CIT Group Inc. — 7% 2013	1,273,371	1,185,712
CIT Group Inc. — 7% 2014	1,910,063	1,769,482
CIT Group Inc. — 7% 2015	1,910,063	1,709,144
CIT Group Inc. — 7% 2016	3,186,440	2,814,423
CIT Group Inc. — 7% 2017	4,456,816	3,851,536
Delta Air Lines, Inc. — 7.111% 2011	6,711,000	6,771,063
Delta Air Lines, Inc. — 7.57% 2010	4,876,000	4,944,362
Michaels Stores, Inc. — 2.5% 2013 (Floating)†	6,393,509	5,786,126
Northwest Airlines, Inc. — 6.841% 2011	8,472,000	8,323,316
Toyota Motor Credit Corporation — 5.74% 2013	21,000,000	20,810,790
TOTAL CORPORATE BONDS & DEBENTURES		$128,878,652
ASSET-BACKED SECURITY — 1.4%
Cabela’s Master Credit Card Trust 2006-3A CL A1 — 5.26% 2014†	$53,325,000	$55,491,062
MUNICIPAL BOND — 1.2%
Irvine Ranch WTR RF-2 California — 8.18% 2014	$40,150,000	$44,466,125
U.S. AGENCIES SECURITY — SHORT-TERM — 1.0%
Federal National Mortgage Association Discount Note — 0.42% 12/1/10	$38,411,000	$38,243,006

COMMON STOCK — 0.1%
CIT Group Inc.*	109,605	$3,026,194

TOTAL INVESTMENT SECURITIES — 97.4% (Cost $3,765,033,934)		$3,763,506,422
SHORT-TERM INVESTMENTS — 3.1% (Cost $119,998,933)
Chevron Funding Corporation — 0.09% 1/5/10	$60,000,000	$59,999,400
Federal Home Loan Bank Discount Note — 0.02% 1/15/10	60,000,000	59,999,533
TOTAL SHORT-TERM INVESTMENTS		$119,998,933

TOTAL INVESTMENTS — 100.5% (Cost $3,885,032,867) — NOTE 2		$3,883,505,355
Other assets and liabilities, net — (0.5)%		(18,908,923)
TOTAL NET ASSETS — 100.0%		$3,864,596,432

*                 Non-income producing securities

†                  Restricted securities. These restricted securities constituted 4.7% of total net assets at December 31, 2009.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund classifies its assets based on three valuation methodologies.  Level 1 investment securities are valued based on quoted market prices in active markets for identical assets. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of December 31, 2009:

Investments	Level 1	Level 2	Level 3	Total
Bonds & Debentures
U.S. Agencies	—	$1,520,336,283	—	$1,520,336,283
Mortgage-Backed	—	850,676,559	—	850,676,559
Mortgage Pass-Through	—	312,459,792	—	312,459,792
U.S. Treasury - Short-Term	$305,743,384	—	—	305,743,384
Stripped Mortgage-Backed	—	196,044,344	—	196,044,344
U.S. Treasury	178,469,873	—	—	178,469,873
Commercial Mortgage-Backed	—	129,671,148	—	129,671,148
Corporate	—	128,878,652	—	128,878,652
Asset-Backed	—	55,491,062	—	55,491,062
Municipal	—	44,466,125	—	44,466,125
U.S. Agency - Short-Term	—	38,243,006	—	38,243,006
Common Stock	3,026,194	—	—	3,026,194
Short-Term Investments	—	119,998,933	—	119,998,933
Total Investments	$487,239,451	$3,396,265,904	—	$3,883,505,355

NOTE 2 — Federal Income Tax

The aggregate cost of investment securities was $3,765,928,426 for Federal income tax purposes. Net unrealized depreciation consists of:

Gross unrealized appreciation:	$33,070,957
Gross unrealized depreciation:	(35,492,961)
Net unrealized depreciation:	$(2,422,004)

ITEM 2. CONTROLS AND PROCEDURES.

(a)          The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)          Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA NEW INCOME, INC.

By:	/s/ THOMAS H. ATTEBERRY
Thomas H. Atteberry, Chief Executive Officer
(Principal Executive Officer)

Date:       February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

FPA NEW INCOME, INC.

By:	/s/ THOMAS H. ATTEBERRY
Thomas H. Atteberry, Chief Executive Officer
(Principal Executive Officer)

Date:       February 26, 2010

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:       February 26, 2010